Segment Information - Summary Of Capital Expenditures (Detail) - LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Capital expenditures	$ 31.1	$ 34.7	$ 49.0
Corporate
Capital expenditures	13.2	9.6	6.2
Reportable Segments | Motion Picture
Capital expenditures	0.0	0.0	0.0
Reportable Segments | Television Production
Capital expenditures	0.3	0.3	0.3
Reportable Segments | Media Networks
Capital expenditures	$ 17.6	$ 24.8	$ 42.5